PHL VARIABLE ACCUMULATION ACCOUNT

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                              PHOENIX INCOME CHOICE

                         SUPPLEMENT DATED JULY 24, 2001
                                       TO
                       PROSPECTUSES DATED MARCH 30, 2001.

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ANNUITY OPTION F AND ANNUITY OPTION G ARE NEWLY DEFINED AS FOLLOWS. THESE
DEFINITIONS REPLACE THOSE IN THE PROSPECTUS UNDER "THE ANNUITY PERIOD - PAYMENT OPTIONS":

     OPTION F - LIFE EXPECTANCY ANNUITY
     Provides annuity payments over the annuitant's annually recalculated life expectancy. We determine each annual distribution by dividing the contract value as of the payment calculation date by the annuitant's annually recalculated life expectancy. You may make withdrawals in addition to the annual distributions, but should realize that they will reduce the contract value and thereby lower the amount of future annual distributions. Upon the annuitant's death, we will pay any remaining contract value in a lump sum.

     OPTION G - UNIT REFUND LIFE ANNUITY
     Provides annuity payments until the annuitant's death at which time the beneficiary is provided with a refund. The refund will be equal to the value of the remaining annuity units plus the net amount applied to FIA less any fixed payments made prior to the annuitant's death.

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THE LAST SENTENCE OF THE THIRD PARAGRAPH IN THE SUBSECTION TITLED "SURRENDER OF
CONTRACTS; WITHDRAWALS" IS REPLACED AS FOLLOWS:

     We will calculate the commuted value of fixed annuity payments using the underlying interest rate for contracts issued prior to July 24, 2001 or in states where the associated contract amendment has not been approved. We will calculate the commuted value of fixed annuity payments using the adjusted commutation rate as described in "Determination of Commuted Value" for contracts issued after July 24, 2001 in states where the associated contract amendment has been approved.

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THE FIFTH PARAGRAPH IN THE SUBSECTION TITLED "SURRENDER OF CONTRACTS;
WITHDRAWALS" IS REPLACED AS FOLLOWS:

     Under payment option E, you may withdraw, less any applicable surrender charge, all or part of the commuted value of the payments that would have been made during the certain period you chose under the payment option. Withdrawals under payment option E will affect the amount of future annuity payments.

     Under payment option F, you may withdraw, less any applicable surrender charge, all or part of the contract value. Withdrawals under payment option F will reduce the contract value and will affect the amount of future annuity payments.

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IN THE SUBSECTION TITLED "PAYMENT UPON DEATH AFTER THE ANNUITY DATE" THE TERM
"GUARANTEED PAYMENTS" IS DELETED AND REPLACED BY "CERTAIN PERIOD ANNUITY PAYMENTS."



        KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF671                                                                Page 1 of 3

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A NEW SUBSECTION TITLED "DETERMINATION OF COMMUTED VALUE" IS INSERTED
IMMEDIATELY BEFORE THE SUBSECTION TITLED "LAPSE OF CONTRACT":

     DETERMINATION OF THE COMMUTED VALUE

     This section applies only to contracts issued after July 24, 2001 in states where the associated contract amendment has been approved.

     The total commuted value under this contract equals the present value of the remaining certain period annuity payments. The present value of the remaining certain period annuity payments is calculated using the assumed interest rate for variable annuity payments and the adjusted commutation rate for fixed annuity payments. We will provide you with a demonstration of the commuted value calculation upon your request.

     We determine the adjusted commutation rate by subtracting the rate at issue
     (RI) from the underlying interest rate and adding the rate at commutation
     (RC). We determine the underlying interest rate for each amount allocated to the FIA at the time of allocation. We will furnish the underlying interest rate upon request. We determine RI and RC as described below.

     RI is determined as follows:

     o RI is the interest rate swap yield for the issue duration as of the later of the contract date or the certain period change date.

     o The issue duration is equal to 70% of the sum of 1 plus the number of whole years from the later of the contract date or the certain period change date until the final payment date. Any resulting fraction will be rounded up to the next whole number.

     o The interest rate swap yields are published in the daily H.15 updates published by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the issue duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the issue duration.

     RC is determined as follows:

     o RC is the interest rate swap yield for the commutation duration as of the commutation date.

     o The commutation duration is equal to 70% of the sum of 1 plus the number of whole years from the commutation date until the final payment date. Any resulting fraction will be rounded up to the next whole number.

     o The interest rate swap yields are published in the daily H.15 updates published by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the commutation duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the commutation duration.



        KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF671                                                                Page 2 of 3

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THE DEFINITION OF "COMMUTED VALUE" IN APPENDIX C - GLOSSARY OF SPECIAL TERMS,
PAGE C-1 IS REPLACED BY THE FOLLOWING:

     COMMUTED VALUE (contracts issued prior to July 24, 2001 or in states where the associated contract amendment has not been approved): The present value of any remaining certain period annuity payments. This amount is calculated using the assumed interest rate for variable annuity payments or the underlying interest rate for fixed annuity payments.

     COMMUTED VALUE (contracts issued after July 24, 2001 in states where the associated contract amendment has been approved): The present value of any remaining certain period annuity payments. This amount is calculated using the assumed interest rate for variable annuity payments or the adjusted commutation rate for fixed annuity payments.


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THE FOLLOWING DEFINITIONS ARE ADDED TO APPENDIX C - GLOSSARY OF SPECIAL TERMS,
PAGE C-1:

     CERTAIN PERIOD CHANGE DATE: The date of the most recent change, if any, of the certain period.

     COMMUTATION DATE: The date on which the commuted value is calculated.

     FINAL PAYMENT DATE: The date on which the last certain period annuity payment is scheduled.

     UNDERLYING INTEREST RATE: The interest rate used to calculate fixed annuity payments.



        KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF671                                                                Page 3 of 3